Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities (Details) - USD ($)	Dec. 31, 2025	Jul. 31, 2025	Mar. 01, 2025	Sep. 24, 2024
First Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments				$ 250,000
Second Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments			$ 500,000
Final Instalment [Member] | Forecast [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments	$ 250,000
First and Second Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments		$ 750,000
Boustead Securities, LLC (“Boustead”) [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments				$ 1,000,000